Trade and other receivables - Movement of allowance for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Other			$ 2,000
Trade receivables	$ 24,567	$ 22,276
Trade and other receivables | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	26,417	26,382	30,897
Provision	0	0	253
Foreign exchange difference	907	35	(59)
Write off during the year	0	0	(4,709)
Ending Balance	27,324	26,417	26,382
Final balance	27,324	26,417	26,382
Other receivables | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provision	0	0	253
Other receivables	2,757	4,141	4,106
Trade receivables | Allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 24,567	$ 22,276	$ 22,276